26 EMPLOYEE BENEFITS (Details 6) - Benefits of Pension Plans [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EmployeeBenefitsLineItems [Line Items]
Loss due to change in financial assumptions	R$ 472,715
Loss due to experience adjustments	4,601
Return on plan assets (less interest income)	(444,348)	R$ (51,213)
Change in asset limit (excluding interest income)	73,039
Actuarial losses and (gains)	R$ 106,007	R$ (15,224)